Concentration and Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 3,621	¥ 92,684	¥ 166,690	¥ 25,206
Currency Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents | ¥		¥ 58,282		¥ 25,827
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted	45.00%	39.00%	44.00%
Number of customers | customer	20	20	20